Chartered-in Vessels (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Capital Lease Obligations

	December 31, 2023 $	December 31, 2022 $
Total obligations related to finance leases	1,661,992	1,697,080
Less current portion	(180,206)	(122,488)
Long-term obligations related to finance leases	1,481,786	1,574,592

Commitment Under Capital Leases
As at December 31, 2023, the remaining commitments related to the financial liabilities of these nine LNG carriers and 10 NGL carriers, including the amounts to be paid to repurchase the vessels, approximated $2.1 billion, including imputed interest of $411.2 million repayable through 2035, as indicated below:

Year	Commitments as at December 31, 2023
2024	$269,174
2025	$204,336
2026	$379,179
2027	$361,481
2028	$306,619
Thereafter	$575,945

Schedule of Operating Leases
As at December 31, 2023, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2024	21,242	27,462
2025	21,242	27,462
2026	21,242	27,462
2027	21,242	27,462
2028	22,280	28,800
Thereafter	4,362	5,655
Total	111,610	144,303
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2023, the Company had received $398.8 million of aggregate Head Lease receipts (December 31, 2022 – $377.5 million) and had paid $360.3 million of aggregate Sublease payments (December 31, 2022 – $334.7 million). The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2023, $3.8 million (December 31, 2022 – $3.7 million) and $10.7 million (December 31, 2022 – $14.4 million) of Head Leases receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.